Restricted cash - Restricted cash and cash equivalents (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	¥ 1,816
Restricted cash for exercise of share options to be transmitted to employees [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	1,716
Cash deposit held in designated bank account [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	¥ 100